Share-Based Compensation - Schedule of Recorded Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Recorded Stock-Based Compensation Expense [Line Items]
Total stock-based compensation	$ 512	$ 563	$ 1,927	$ 2,305
Research and Development [Member]
Schedule of Recorded Stock-Based Compensation Expense [Line Items]
Total stock-based compensation	10	26	72	118
General and Administrative [Member]
Schedule of Recorded Stock-Based Compensation Expense [Line Items]
Total stock-based compensation	$ 502	$ 537	$ 1,855	$ 2,187